Trade and Other Payables (Tables)	12 Months Ended
Sep. 30, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables

Trade and other payables comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Accounts payable and accrued liabilities	20,497,131	19,754,628
Other taxation and social security payable	155,054	114,590
Deferred income	12,880	15,299
	20,665,065	19,884,517